Income taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of provision for income tax

A reconciliation between the Company’s actual provision for income tax and the provision at the respective statutory rate was as follows:

	Year Ended December 31,
	2022	2023	2024	2024
	S$’000	S$’000	S$’000	US$’000

Loss before income taxes	(4,960)	(12,869)	(18,675)	(13,669)

Tax at Singapore statutory rate of 17%	(843)	(963)	(561)	(411)
Effect of international in foreign jurisdiction	-	-	(1)	(1)
Reconciling items:
Non-deductible expenses	51	181	94	71
Government grant not subject to tax	(33)	(7)	(6)	(4)
Valuation allowance for tax losses	828	778	474	345
Others	(3)	11	-	-
Tax charge	-	-	-	-

Schedule of components of deferred tax balances

Significant components of the Company’s deferred tax balances as of December 31, 2024 and 2023 are as follows:

	December 31, 2023	December 31, 2024	December 31, 2024
	S$’000	S$’000	US$’000
Deferred tax assets
Tax losses carry forwards	2,635	3,109	2,276
Less: Valuation allowance	(2,635)	(3,109)	(2,276)
Total deferred tax assets	-	-	-

Deferred tax liabilities
Total deferred tax liabilities	32	32	23